OTHER COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Thousands	Dec. 31, 2021 USD ($) taxLease	Dec. 31, 2022 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Number of tax leases | taxLease	6
Cash collateral	$ 44,091	$ 3,942
UK tax lease
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral	$ 16,000